INCOME TAXES (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Federal
Current	$ 5,775,675	$ 10,548,636	$ 10,555,061
Deferred	(714,032)	(4,373,222)	(2,134,522)
Total	5,061,643	6,175,414	8,420,539
State
Current	(1,004,750)	295,134	3,595,229
Deferred	226,479	(436,398)	(491,379)
Total	(778,271)	(141,264)	3,103,850
Valuation Allowance
Deferred	10,915	10,162
Total	10,915	10,162
Total
Current	4,770,925	10,843,770	14,150,290
Deferred	(476,638)	(4,799,458)	(2,625,901)
Total	4,294,287	6,044,312	11,524,389
United States federal corporate tax rates
United States federal corporate tax rates (as a percent)	35.00%	35.00%	35.00%
Reconciliation of actual tax expense and the expected tax expense computed by applying the applicable United States federal corporate tax rates to income before income taxes
Computed expected tax expense	4,794,611	6,325,065	10,019,871
State tax (net of federal tax effect)	(418,565)	(240,378)	2,226,005
Other tax benefit	(81,759)	(40,375)	(721,487)
Total	$ 4,294,287	$ 6,044,312	$ 11,524,389